UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10371

LORD ABBETT BLEND TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND April 30, 2008

		Value
Investments	Shares	(000)
COMMON STOCKS 95.21%

Aerospace 3.65%
Curtiss-Wright Corp.	553,678	$26,294
HEICO Corp.	303,083	15,612
HEICO Corp. Class A	134,296	5,403
Ladish Co., Inc.*	278,200	8,362
Moog, Inc. Class A*	110,347	4,757
Total		60,428

Banks 2.19%
CVB Financial Corp.	360,500	4,139
PrivateBancorp, Inc.	816,406	27,750
Smithtown Bancorp, Inc.	214,816	4,326
Total		36,215

Biotechnology Research & Production 1.47%
Cubist Pharmaceuticals, Inc.*	408,000	7,899
Martek Biosciences Corp.*	465,033	16,397
Total		24,296

Building: Materials 1.68%
Watsco, Inc.	614,100	27,861

Building: Roofing & Wallboard 1.28%
Beacon Roofing Supply, Inc.*	1,988,750	21,180

Chemicals 2.17%
Albemarle Corp.	508,630	19,028
Hercules, Inc.	900,500	16,929
Total		35,957

Communications & Media 0.73%
Entravision Communications Corp.*	1,722,300	12,039

Communications Technology 0.66%
Foundry Network, Inc.*	853,166	10,861

Computer Services, Software & Systems 7.16%
American Reprographics Co.*	1,187,100	18,839
DealerTrack Holdings Inc.*	491,800	9,462
Epicor Software Corp.*	1,070,758	8,566
Kenexa Corp.*	402,100	7,033
Lawson Software, Inc.*	874,000	6,983
Solera Holdings, Inc.*	574,400	14,825
SRA International, Inc.*	387,542	10,181
Sykes Enterprises, Inc.*	1,094,732	18,195
Websense, Inc.*	1,251,300	24,338
Total		118,422

Computer Technology 0.62%
Stratasys, Inc.*	526,640	10,238

Consumer Electronics 1.25%
Universal Electronics, Inc.*(a)	800,990	20,585

Consumer Products 1.30%
Citi Trends, Inc.*	380,200	8,037
USANA Health Sciences, Inc.*	693,525	13,524
Total		21,561

Diversified Manufacturing 2.51%
CLARCOR, Inc.	611,298	25,650
Hexcel Corp.*	712,597	15,948
Total		41,598

Electrical & Electronics 1.91%
Power Integrations, Inc.*	1,015,915	31,666

Electrical Equipment & Components 1.50%
Littelfuse, Inc.*	673,016	24,740

Electronics: Instruments, Gauges & Meters 2.36%
FARO Technologies, Inc.*	616,749	21,734
Measurement Specialties, Inc.*(a)	1,069,145	17,309
Total		39,043

Electronics: Semi-Conductors/Components 0.86%
FormFactor, Inc.*	255,400	4,922
Verigy Ltd. (Singapore)*(b)	436,736	9,333
Total		14,255

Electronics: Technology 3.75%
PerkinElmer, Inc.	1,342,800	35,665

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND April 30, 2008

		Value
Investments	Shares	(000)
Electronics: Technology (continued)
ScanSource, Inc.*	1,055,148	$26,347
Total		62,012

Financial Data Processing Services & Systems 2.16%
Global Payments Inc.	808,800	35,797

Financial: Miscellaneous 0.89%
LandAmerica Financial Group, Inc.	511,600	14,683

Foods 0.97%
J & J Snack Foods Corp.	559,838	16,034

Health & Personal Care 2.32%
Amedisys, Inc.*	696,042	36,055
Virtual Radiologic Corp.*	171,353	2,394
Total		38,449

Healthcare Facilities 4.74%
ICON plc ADR*	369,893	26,632
LCA-Vision Inc.	630,942	6,379
Psychiatric Solutions, Inc.*	1,307,027	45,367
Total		78,378

Healthcare Management Services 2.86%
HealthExtras, Inc.*	1,020,849	28,808
Phase Foward, Inc.*	514,324	9,464
Vital Images, Inc.*	599,112	9,047
Total		47,319

Household Furnishings 0.48%
Select Comfort Corp.*(a)	2,608,908	7,879

Identification Control & Filter Devices 0.62%
IDEX Corp.	277,700	10,189

Insurance: Multi-Line 1.56%
Hilb, Rogal & Hobbs Co.	892,600	25,823

Insurance: Property-Casualty 2.40%
HCC Insurance Holdings, Inc.	1,121,750	27,685
Tower Group, Inc.	512,900	12,048
Total		39,733

Machinery: Industrial/Specialty 2.46%
Actuant Corp. Class A	865,852	29,327
Gardner Denver, Inc.*	243,300	11,301
Total		40,628

Machinery: Oil Well Equipment & Services 0.78%
CARBO Ceramics Inc.	270,588	12,861

Machinery: Specialty 3.77%
Bucyrus International, Inc.	148,761	18,734
Flow International Corp.*	1,009,249	10,123
Graco, Inc.	809,800	33,534
Total		62,391

Medical & Dental Instruments & Supplies 6.68%
Cooper Cos., Inc. (The)	698,300	24,440
Immucor, Inc.*	898,604	24,244
Mentor Corp.	516,700	15,124
Symmetry Medical Inc.*	1,584,000	22,224
Techne Corp.*	338,350	24,537
Total		110,569

Medical Services 1.86%
VCA Antech, Inc.*	948,700	30,709

Metal Fabricating 2.69%
Commercial Metals Co.	265,700	8,274
Haynes International, Inc.*	331,283	20,755
Reliance Steel & Aluminum Co.	253,900	15,432
Total		44,461

Metals & Minerals Miscellaneous 1.18%
Cleveland-Cliffs, Inc.	97,700	15,671
Intrepid Potash, Inc.*	80,371	3,817
Total		19,488

Multi-Sector Companies 0.75%
Foster Wheeler Ltd.*	195,508	12,452

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BLEND TRUST - SMALL-CAP BLEND FUND April 30, 2008

		Value
Investments	Shares	(000)
Oil: Crude Producers 7.64%
Arena Resources, Inc.*	203,000	$9,115
Berry Petroleum Co. Class A	436,691	21,625
Comstock Resources, Inc.*	619,846	28,197
EXCO Resources, Inc.*	1,980,300	44,200
Parallel Petroleum Corp.*	1,099,370	23,295
Total		126,432

Real Estate Investment Trusts 1.01%
First Potomac Realty Trust	987,000	16,769

Retail 1.30%
PetMed Express, Inc.*	549,034	6,160
Rush Enterprises, Inc. Class A*	952,256	15,351
Total		21,511

Securities Brokerage & Services 1.49%
OptionsXpress Holdings, Inc.	1,150,992	24,712

Services: Commercial 5.10%
Advisory Board Co. (The)*	428,931	19,997
AMN Healthcare Services, Inc.*	1,332,412	19,440
KForce, Inc.*	1,024,290	8,430
Korn/Ferry International, Inc.*	356,300	6,648
MPS Group, Inc.*	264,200	2,835
TeleTech Holdings, Inc.*	1,180,500	27,069
Total		84,419

Transportation: Miscellaneous 0.63%
Celadon Group, Inc.*	604,793	6,223
Vitran Corp. Inc. (Canada)*(b)	291,064	4,171
Total		10,394

Truckers 1.82%
J.B. Hunt Transport Services, Inc.	500,133	16,989
Knight Transportation, Inc.	769,200	13,069
Total		30,058
Total Common Stocks (cost $1,570,200,015)		1,575,095

	Principal
	Amount	Value
	(000)	(000)
SHORT-TERM INVESTMENT 4.44%

Repurchase Agreement
Repurchase Agreement dated 4/30/2008, 1.48% due 5/1/2008 with State Street Bank & Trust Co. collateralized by $74,490,000 of Federal Home Loan Bank at 2.945% due 2/18/2009; value: $74,862,450; proceeds: $73,393,462 (cost $73,390,445)	$73,390	$73,390

Total Investments in Securities 99.65% (cost $1,643,590,460)		1,648,485
Cash and Other Assets in Excess of Liabilities 0.35%		5,866
Net Assets 100.00%		$1,654,351

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares) (See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company organized as a Delaware statutory trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  FEDERAL TAX INFORMATION

As of April 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$1,644,928,068
Gross unrealized gain	207,952,324
Gross unrealized loss	(204,395,379)
Net unrealized security gain	$3,556,945

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.  TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2008:

Affiliated Issuer	Balance of Shares Held at 7/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2008	Value at 4/30/2008	Net Realized Gain (Loss) 8/1/2007 to 4/30/2008(a)	Dividend Income 8/1/2007 to 4/30/2008(a)
LCA-Vision Inc.(b)(c)	955,757	494,399	(819,214)	—	$—	$(25,834,054)	$688,008
Measurement Specialties, Inc.	1,231,145	—	(162,000)	1,069,145	17,309,458	684,197	—
RadiSys Corp.(c)	1,162,225	—	(1,162,225)	—	—	71,220	—
Select Comfort Corp.	2,604,908	21,700	(17,700)	2,608,908	7,878,902	(72,005)	—
Universal Electronics, Inc.(b)	587,346	288,707	(75,063)	800,990	20,585,443	1,550,163	—
Total					$45,773,803	$(23,600,479)	$688,008

Notes to Schedule of Investments (unaudited)(concluded)

(a)	Represents net realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2007.
(c)	No longer an affiliated issuer as of April 30, 2008.

5.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund’s performance.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 25, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 25, 2008